Fees Summary	Jun. 16, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $2,800,000.00 The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 2,800,000